FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2022
Financial Instruments
FINANCIAL INSTRUMENTS

18.	FINANCIAL INSTRUMENTS

(a)	Financial assets

Set out below is an overview of financial assets, other than cash and short-term deposits, held by the Group as of December 31, 2021 and June 30, 2022:

	December 31,	June 30,
	2021	2022	2022
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Debt instruments at amortized cost:
Accounts receivable: current	41,526	43,609	6,510
Accounts receivable: non-current	9,501	8,455	1,262
Financial assets included in other receivables	85,224	87,870	13,116
Financial assets at fair value through other comprehensive income:
Bills receivable	—	11,700	1,746

Total	136,251	151,634	22,634

Total Current	126,750	143,179	21,372
Total Non-current	9,501	8,455	1,262

(b)	Financial liabilities

Set out below, is an overview of financial liabilities of the Group as of December 31, 2021 and June 30, 2022:

	December 31,	June 30,	June 30
	2021	2022	2022
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Derivatives not designated as hedging instruments：
Derivative financial liabilities (i)	1,710	1,224	183
Financial liabilities at amortized cost:
Trade payables	21,118	17,810	2,658
Financial liabilities in other payables and accruals	5,903	9,174	1,368
Dividends payable	5,048	5,048	753
Lease liabilities	2,189	1,646	246
Due to related companies	5,710	5,986	893
Due to the Shareholder	14,050	14,050	2,097
Interest-bearing loans and borrowings	77,000	75,500	11,270

Total	132,728	130,438	19,468

Total current	57,520	56,905	8,491
Total non-current	75,208	73,533	10,977

(i)	On January 20, 2021, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company issued and sold on January 22, 2021, (i) in a registered direct offering, an aggregate of 3,960,000 of its common shares at a price of US$1.85 per share, and (ii) in a concurrent private placement, warrants initially exercisable for an aggregate of 1,584,000 of the Company’s common shares with an initial exercise price of US$2.35 per share.

The Company recognized the warrants issued to the investors as derivative financial liabilities (not designated as hedging instruments) with a fair value of CNY9,246 (US$1,427)* on the issue date as the investors have the right to exercise their warrants on a cashless basis. Per IAS 32, a contract settled by a single net payment (generally referred to as net cash-settled or net equity-settled as the case may be) is a financial liability and not an equity instrument. The fair value gain of CNY1,208 and CNY559 (US$83) (Note 6) were recognized according to fair value changes for the six months ended June 30, 2021 and 2022, respectively.

* As the changes in equity from this private placement transaction are denominated in US$, the amount in US$ is the actual transaction amount and the corresponding amount in CNY was translated from US$ at the applicable exchange rate of the transaction date, January 22, 2021.

(c)	Fair value

Set out below is a comparison, by class, of the carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that are reasonable approximations of fair values:

	December 31,		June 30,
	2021		2022		2022
	CNY		CNY		US$
	(Audited)		(Unaudited)		(Unaudited)
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value

Financial liabilities
Interest-bearing loans and borrowings	77,000	79,003	75,500	78,471	11,270	11,713

Total	77,000	79,003	75,500	78,471	11,270	11,713

The following table provides the fair value measurement hierarchy of the Group’s financial assets and financial liabilities as of December 31, 2021 and June 30, 2022:

As of December 31, 2021 (Audited)	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	CNY	CNY	CNY	CNY

Recurring fair value measurement:

Financial liabilities
Derivative financial liabilities	—	1,710	—	1,710

As of June 30, 2022 (Unaudited)	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	CNY	CNY	CNY	CNY

Recurring fair value measurement:

Financial assets
Bills receivables	—	11,700	—	11,700

Financial liabilities
Derivative financial liabilities	—	1,224	—	1,224

As of June 30, 2022 (Unaudited)	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

	US$	US$	US$	US$

Recurring fair value measurement:

Financial assets
Bills receivables	—	1,746	—	1,746

Financial liabilities
Derivative financial liabilities	—	183	—	183

Level 2:

Bills receivable

The fair value valuation of bills receivable is based on directly or indirectly observable inputs (such as recent bill discount rates) through valuation techniques. The fair value of the bills receivable approximate their book value due to the short-term maturity.

Derivative financial liabilities

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2.

There is no established public trading market for the warrants issued to investors on January 22, 2021. As of June 30, 2022, the Group measured the fair value of those warrants on a recurring basis using a binomial lattice pricing model with significant inputs including the underlying spot price of the Company’s ordinary shares, exercise price, time to expiration, risk-free rate and equity volatility, etc., which are all relevant observable inputs.